Basis of Presentation and Summary of Significant Accounting Policies - Estimated Useful Lives of Real Estate Investments (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Minimum | Buildings and building improvements
Property Subject to or Available for Operating Lease [Line Items]
Estimated useful lives	20 years	20 years
Minimum | Land improvements
Property Subject to or Available for Operating Lease [Line Items]
Estimated useful lives	10 years	10 years
Minimum | Fixtures and integral equipment
Property Subject to or Available for Operating Lease [Line Items]
Estimated useful lives	3 years	3 years
Maximum | Buildings and building improvements
Property Subject to or Available for Operating Lease [Line Items]
Estimated useful lives	40 years	40 years
Maximum | Land improvements
Property Subject to or Available for Operating Lease [Line Items]
Estimated useful lives	20 years	20 years
Maximum | Fixtures and integral equipment
Property Subject to or Available for Operating Lease [Line Items]
Estimated useful lives	20 years	20 years